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American Funds Insurance Series
333 South Hope Street
Los Angeles, California 90071-1406

Phone (213) 486 9320
Fax (213) 486 9455
E-mail: cln@capgroup.com

Chad L. Norton
Secretary

April 27, 2006

Document Control
Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20001

Re:	American Funds Insurance Series
File No. 2-86838 and No. 811-3857

Dear Sir or Madam:

Attached is Form N-1A of the above-named investment company, which includes Post-Effective Amendment No. 40 to the Registration Statement under the Securities Act of 1933 and Amendment No. 40 to the Registration Statement under the Investment Company Act of 1940. The prospectuses and Statements of Additional Information have been marked to show changes from the previous filing.

It is proposed that this registration statement become effective on May 1, 2006 pursuant to paragraph (b) of rule 485.

The Registrant is responsible for the adequacy and accuracy of the disclosure in the filing. Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing. The Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

/s/ Chad L. Norton

Chad L. Norton

Attachment

cc:	Ellen Sazzman
Division of Investment Management-
Office of Insurance Products